CAPITAL AND FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt repayments
Cash and cash equivalents	$ 1,742.3	$ 611.5	$ 352.4
Debt repayments	700.0	$ 800.0
Scheduled debt repayments	750.0
2030+
Debt repayments
Scheduled debt repayments	$ 750.0